License Agreement (Details Narrative) (10-K) - USD ($)		3 Months Ended
	Jan. 23, 2019	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2018
Deferred revenue		$ 2,263,294	$ 990,223
License Agreement [Member]
Regulatory milestone amount	$ 31,500,000
Payments in cash discounted, percentage	5.00%
First two milestone ordinary shares		17,572,815
First two milestone ordinary shares, value		$ 9,987,295
Deferred revenue		2,263,294	$ 990,223
License Agreement [Member] | First Obligation [Member]
Deferred revenue		2,871,063
License Agreement [Member] | Second Obligation Member [Member]
Deferred revenue		607,769
License Agreement [Member] | Intellectual Property [Member] | First Obligation [Member]
Revenue allocated to performance obligations		$ 7,116,232
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member]
Milestones payment	$ 7,350,000
Royalty percentage owed on sale of licensed product revenues.	5.00%
Payment of milestone ordinary shares, value	$ 3,150,000
Payment of milestone ordinary shares	5,271,844
Annual Gross profit royalty percentage	14.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | Hospital and Clinic Settings [Member]
Payments for royalties	8,400,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | United States [Member]
Payments for royalties	$ 12,600,000
One-time royalty percentage	5.00%
Royalty gross profit amount	$ 50,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | China [Member]
Payments for royalties	$ 1,050,000
One-time royalty percentage	5.00%
Royalty gross profit amount	$ 20,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | United States and China [Member]
Annual Gross profit royalty percentage	15.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Maximum [Member]
Milestones payment	$ 32,500,000
License Agreement [Member] | Maximum [Member] | Circassia Pharmaceuticals PLC [Member]
Annual Gross profit royalty percentage	19.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Maximum [Member] | Circassia Pharmaceuticals PLC [Member] | United States and China [Member]
Annual Gross profit royalty percentage	20.00%
Annual Gross profit royalty amount	$ 100,000,000